Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001

Dear Shareholder:

For value investors, the 12-month period ended September 30, 2001 was marked by strong relative performance. During this period, value-oriented stocks outpaced growth-oriented issues by a wide margin -- nearly 37 percentage points, measured by the Russell 1000 Value and Growth Indexes.(1)

Clearly, value investment strategies benefited from the unwinding of the new-economy investment bubble. The unraveling process, which began in March 2000, has been dramatic. To a large extent, the new-economy investment theme, which paid little or no attention to the excessive valuations of high-flying technology and telecom stocks, has now been discredited. Investors apparently have regained an appreciation for traditional value investing. Evidence of this renewed appreciation is found in the large disparity in returns between stocks carrying low price-to-earnings (p/e) ratios and their more highly valued counterparts. As a group, stocks within the lowest two quintiles of the Standard & Poor's 500 Index (S&P 500), ranked by p/e ratios, gained more than 11 percent during this 12-month period, while stocks in the highest two quintiles declined more than 43 percent.

Performance and Portfolio Strategy

For the 12-month period ended September 30, 2001, Morgan Stanley Value Fund's Class A, B, C and D shares returned 3.97 percent, 3.14 percent, 3.14 percent and
4.23 percent, respectively. During the same period the S&P 500 returned -26.61 percent, while the Russell 1000 Value Index returned -8.91 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

According to Morgan Stanley Investments, LP, the Fund's sub-advisor, the Fund's investment return benefited from its adherence to a well-defined, valuation-based investment process, which generally favors fundamentally solid companies whose shares carry below-average p/e valuations.

Stock selection was the single most important factor in the Fund's outperformance relative to the Russell 1000 Value Index. This was particularly true among health-care and financial-services stocks. Individual names that contributed positively to the Fund's performance included such

---------------------
(1) The Russell 1000 Value and Growth Indexes are both U.S. equity indexes (market-cap weighted) that classify stocks as either growth or value based on forecasted earnings growth and price-to-book ratios.
    Source: The Frank Russell Company. The indexes do not include any expenses, fees or charges. The indexes are unmanaged and should not be considered investments.

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

health-care issues as HealthSouth, HealthNet and Guidant. Among the Fund's financial-services holdings, Washington Mutual, Erie Indemnity and Bank of America had the largest favorable impacts on performance. Stock selection was also good among heavy-industry stocks, including Honeywell, Navistar and Parker Hannifin.

Regarding sector allocation, the Fund's overweighted positions in basic resources and low-p/e health-care stocks had favorable impacts on its total return. Underweightings in consumer services, financial services and energy also contributed positively to the Fund's relative performance.

The Fund entered fiscal year 2001 with only a small allocation among energy stocks. However, the energy sector's p/e valuation has steadily declined to where it now comprises the largest portion of the Fund's low-p/e investable universe. The sub-advisor believes that the recent sharp decline in both crude and natural gas prices has made the valuation of energy stocks more attractive. Late in the year, the sub-advisor took advantage of large declines in the share prices of selected energy stocks to add new positions in Nabors Industries and Massey Energy.

Looking Ahead

During the month of September, the economic outlook was complicated by the terrorist attacks within the United States. The resulting uncertainty regarding the duration and magnitude of the current economic slowdown hurt the Fund's performance in September, because the portfolio continues to carry a bias toward stocks sensitive to the economic cycle.

In the past, trough economic conditions and falling interest rates have set up promising opportunities among low p/e stocks. Given the aggressive action taken by the Federal Reserve, coupled with the stimulative impact of the fiscal measures being pursued by the Administration and Congress, the sub-advisor believes that the risk/reward potential for the Fund's portfolio may be quite favorable over the next 12 to 18 months.

At the time of this writing, the broad stock market has been under considerable downward pressure. Should this continue, it is likely that the performance of the Fund will experience similar pressure. However, it is the sub-advisor's belief that its disciplined, valuation-based process can serve as a shock absorber in any broad-based decline.

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued

We appreciate your ongoing support of Morgan Stanley Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Value Fund
FUND PERFORMANCE - SEPTEMBER 30, 2001

    GROWTH OF $10,000
    ($ in Thousands)
[LINE GRAPH]

November 25, 1998                  $ 9475              $10000              $10000              $10000              $10000
December 31, 1998                    9259.92             9766.00             9766.00             9775.00            10374.00
March 31, 1999                       9108.32             9586.00             9586.00             9615.00            10891.00
June 30, 1999                       10416.80            10946.00            10956.00            11017.00            11659.00
September 30, 1999                   8823.12             9255.00             9265.00             9335.00            10930.00
December 31, 1999                    9136.74             9556.00             9596.00             9665.00            12557.00
March 31, 2000                       9136.74             9546.00             9545.00             9685.00            12845.00
June 30, 2000                        8813.65             9185.00             9185.00             9345.00            12503.00
September 30, 2000                   9800.94            10206.00            10206.00            10406.00            12381.00
December 31, 2000                   10825.20            11237.00            11246.00            11500.00            11412.00
March 31, 2001                      10796.80            11187.00            11186.00            11468.00            10060.00
June 30, 2001                       11498.90            11897.00            11907.00            12229.00            10648.00
September 30, 2001                  10190.00            10226.00            10526.00            10847.00             9086.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 9/30/01
--------------------------
1 Year                       3.97%(1)  (1.49)%(2)
Since Inception (11/25/98)   2.59%(1)   0.66 %(2)
                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 9/30/01
--------------------------
1 Year                       3.14%(1)  2.14 %(2)
Since Inception (11/25/98)   1.82%(1)  1.82 %(2)
                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 9/30/01
--------------------------
1 Year                       3.14%(1)  (1.86)%(2)
Since Inception (11/25/98)   1.82%(1)   0.79 %(2)
                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 9/30/01
--------------------------
1 Year                       4.23%(1)
Since Inception (11/25/98)   2.90%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September
     30, 2001.
(4)  The Standard and Poor's 500 Index (S&P 500(R)) is a
     broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for
     market size, liquidity and industry group representation.
     The Index does not include any expenses, fees or charges.
     The Index is unmanaged and should not be considered an
     investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (93.7%)
              Airlines (0.8%)
   129,500    Delta Air Lines, Inc. ...  $  3,412,325
    86,100    Northwest Airlines Corp.
               (Class A)*..............       982,401
                                         ------------
                                            4,394,726
                                         ------------
              Apparel/Footwear (1.3%)
   108,100    Liz Claiborne, Inc. .....     4,075,370
    97,000    VF Corp. ................     2,839,190
                                         ------------
                                            6,914,560
                                         ------------
              Auto Parts: O.E.M. (1.8%)
   101,300    Delphi Automotive Systems
               Corp. ..................     1,190,275
   140,000    Eaton Corp. .............     8,289,400
                                         ------------
                                            9,479,675
                                         ------------
              Building Products (0.3%)
    77,000    Masco Corp. .............     1,573,880
                                         ------------
              Cable/Satellite TV (1.0%)
   152,900    Comcast Corp. (Class A
               Special)*...............     5,484,523
     6,091    General Motors Corp.
               (Class H)*..............        81,193
                                         ------------
                                            5,565,716
                                         ------------
              Chemicals: Major Diversified (2.6%)
    92,500    Dow Chemical Co. (The)...     3,030,300
   156,800    Du Pont (E.I.) de Nemours
               & Co., Inc. ............     5,883,136
   152,100    Rohm & Haas Co. .........     4,982,796
                                         ------------
                                           13,896,232
                                         ------------
              Chemicals: Specialty (3.7%)
   127,700    Air Products & Chemicals,
               Inc. ...................     4,926,666
   413,600    Engelhard Corp. .........     9,554,160
   134,400    Praxair, Inc. ...........     5,644,800
                                         ------------
                                           20,125,626
                                         ------------
              Coal (0.8%)
   278,200    Massey Energy Co. .......     4,075,630
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Computer Peripherals (1.7%)
   163,000    Lexmark International,
               Inc.*...................  $  7,287,730
   222,900    Quantum Corp. - DLT &
               Storage Systems*........     1,818,864
                                         ------------
                                            9,106,594
                                         ------------
              Contract Drilling (1.0%)
   256,100    Nabors Industries,
               Inc.*...................     5,370,417
                                         ------------
              Electric Utilities (1.9%)
    82,400    Cinergy Corp. ...........     2,543,688
    72,800    Duke Energy Corp. .......     2,755,480
   187,700    Reliant Energy, Inc. ....     4,940,264
                                         ------------
                                           10,239,432
                                         ------------
              Electrical Products (0.7%)
    86,700    Cooper Industries,
               Inc. ...................     3,595,449
                                         ------------
              Electronic Distributors (0.3%)
    87,500    Avnet, Inc. .............     1,591,625
                                         ------------
              Electronic Production Equipment (0.3%)
   145,078    Axcelis Technologies,
               Inc.*...................     1,370,987
                                         ------------
              Electronics/Appliances (1.2%)
    42,400    Maytag Corp. ............     1,044,736
    98,800    Whirlpool Corp. .........     5,468,580
                                         ------------
                                            6,513,316
                                         ------------
              Finance/Rental/Leasing (3.0%)
    55,700    Fannie Mae...............     4,459,342
    84,400    Freddie Mac..............     5,486,000
    83,800    Household International,
               Inc. ...................     4,724,644
    75,200    Providian Financial
               Corp. ..................     1,515,280
                                         ------------
                                           16,185,266
                                         ------------
              Financial Conglomerates (2.6%)
   139,400    Citigroup, Inc. .........     5,645,700
    68,800    Hancock (John) Financial
               Services, Inc. .........     2,748,560
   160,650    J.P. Morgan Chase &
               Co. ....................     5,486,198
                                         ------------
                                           13,880,458
                                         ------------
              Food Retail (0.4%)
    74,600    Albertson's, Inc. .......     2,378,248
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Industrial Conglomerates (3.5%)
    25,900    Honeywell International,
               Inc. ...................  $    683,760
   188,700    Ingersoll-Rand Co. ......     6,378,060
    36,700    Textron, Inc. ...........     1,233,487
   142,000    Tyco International Ltd.
               (Bermuda)...............     6,461,000
    92,500    United Technologies
               Corp. ..................     4,301,250
                                         ------------
                                           19,057,557
                                         ------------
              Industrial Machinery (2.7%)
    92,400    Illinois Tool Works
               Inc. ...................     4,999,764
   272,100    Parker-Hannifin Corp. ...     9,333,030
                                         ------------
                                           14,332,794
                                         ------------
              Industrial Specialties (0.5%)
    62,200    PPG Industries, Inc. ....     2,845,650
                                         ------------
              Integrated Oil (5.5%)
    57,300    Amerada Hess Corp. ......     3,638,550
   155,000    BP PLC (ADR) (United
               Kingdom)................     7,621,350
    75,400    Chevron Corp.*...........     6,390,150
   153,300    Conoco, Inc. (Class
               B)*.....................     3,884,622
    94,600    Exxon Mobil Corp. .......     3,727,240
    68,600    Texaco, Inc. ............     4,459,000
                                         ------------
                                           29,720,912
                                         ------------
              Investment Banks/Brokers (0.9%)
    85,700    Lehman Brothers Holdings,
               Inc. ...................     4,872,045
                                         ------------
              Life/Health Insurance (0.9%)
   181,900    UnumProvident Corp. .....     4,592,975
                                         ------------
              Major Banks (8.1%)
   256,600    Bank of America Corp. ...    14,985,440
   229,578    FleetBoston Financial
               Corp. ..................     8,436,992
   121,000    KeyCorp..................     2,920,940
    67,600    PNC Financial Services
               Group, Inc. ............     3,870,100
   268,600    Wachovia Corp. ..........     8,326,600
   118,000    Wells Fargo & Co. .......     5,245,100
                                         ------------
                                           43,785,172
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Major Telecommunications (8.1%)
   180,000    AT&T Corp. ..............  $  3,474,000
   110,700    BellSouth Corp. .........     4,599,585
   207,300    SBC Communications,
               Inc. ...................     9,767,976
   260,900    Sprint Corp. (FON
               Group)..................     6,264,209
   125,468    Verizon Communications
               Inc. ...................     6,789,074
   863,300    WorldCom Group*..........    12,984,032
                                         ------------
                                           43,878,876
                                         ------------
              Managed Health Care (3.1%)
    49,400    CIGNA Corp. .............     4,097,730
   663,700    Health Net Inc.*.........    12,756,314
                                         ------------
                                           16,854,044
                                         ------------
              Medical Specialties (1.1%)
   156,900    Guidant Corp.*...........     6,040,650
                                         ------------
              Miscellaneous Commercial Services (0.3%)
    69,200    Sabre Holdings Corp.*....     1,850,408
                                         ------------
              Miscellaneous Manufacturing (1.1%)
   191,700    Dover Corp. .............     5,772,087
                                         ------------
              Motor Vehicles (0.9%)
   245,101    Ford Motor Co. ..........     4,252,502
     7,457    General Motors Corp. ....       319,905
                                         ------------
                                            4,572,407
                                         ------------
              Multi-Line Insurance (3.6%)
   110,500    American International
               Group, Inc. ............     8,619,000
   182,300    Hartford Financial
               Services Group, Inc.
               (The)...................    10,708,302
                                         ------------
                                           19,327,302
                                         ------------
              Oil & Gas Pipelines (0.7%)
    92,195    El Paso Corp. ...........     3,830,702
                                         ------------
              Oil & Gas Production (1.7%)
    77,300    Anardarko Petroleum
               Corp. ..................     3,716,584
    65,200    Kerr-McGee Corp. ........     3,384,532
    95,400    Occidental Petroleum
               Corp. ..................     2,322,036
                                         ------------
                                            9,423,152
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil Refining/Marketing (0.4%)
    78,300    USX-Marathon Group.......  $  2,094,525
                                         ------------
              Other Consumer Specialties (0.9%)
   146,800    Fortune Brands, Inc. ....     4,917,800
                                         ------------
              Packaged Software (2.9%)
   422,200    Computer Associates
               International, Inc. ....    10,867,428
   389,900    Compuware Corp.*.........     3,247,867
   171,000    Sybase Inc.*.............     1,590,300
                                         ------------
                                           15,705,595
                                         ------------
              Property - Casualty Insurers (4.6%)
    99,000    Allmerica Financial
               Corp. ..................     4,440,150
   123,200    Allstate Corp. (The).....     4,601,520
   103,100    Erie Indemnity Co. (Class
               A)......................     4,077,605
   279,500    St. Paul Companies,
               Inc. ...................    11,520,990
                                         ------------
                                           24,640,265
                                         ------------
              Pulp & Paper (0.4%)
    80,900    Georgia-Pacific Group....     2,329,111
                                         ------------
              Recreational Products (0.6%)
    97,100    Eastman Kodak Co. .......     3,158,663
                                         ------------
              Regional Banks (1.7%)
   146,800    City National Corp. .....     6,334,420
   138,300    U.S. Bancorp.............     3,067,494
                                         ------------
                                            9,401,914
                                         ------------
              Restaurants (1.0%)
   140,100    Tricon Global
               Restaurants, Inc.*......     5,494,722
                                         ------------
              Savings Banks (3.3%)
   463,150    Washington Mutual,
               Inc. ...................    17,822,012
                                         ------------
              Services to the Health Industry (4.4%)
 1,455,000    Healthsouth Corp.*.......    23,658,300
                                         ------------
              Specialty Insurance (0.4%)
    33,500    MGIC Investment Corp. ...     2,188,890
                                         ------------
              Specialty Stores (0.5%)
   153,300    Toys 'R' Us, Inc.*.......     2,641,359
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Tobacco (1.7%)
   194,800    Philip Morris Companies,
               Inc. ...................  $  9,406,891
                                         ------------
              Trucks/Construction/Farm
              Machinery (2.8%)
   230,000    Cummins Inc. ............     7,590,000
   258,800    Navistar International
               Corp.*..................     7,311,100
                                         ------------
                                           14,901,100
                                         ------------
              Total Common Stocks
              (Cost $534,620,015)......   505,375,717
                                         ------------
PRINCIPAL
AMOUNT IN
-----------
              Short-Term Investment (5.6%)
              Repurchase Agreement
 $  29,978    Joint repurchase
               agreement account 3.255%
               due 10/01/01 (dated
               09/28/01; proceeds
               $29,986,132) (a)
               (Cost $29,978,000)......    29,978,000
                                         ------------

Total Investments
(Cost $564,598,015) (b).....    99.3%     535,353,717
Other Assets in Excess of
Liabilities.................     0.7%       3,696,399
                               -----     ------------
Net Assets..................   100.0%    $539,050,116
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $21,916,103 and the aggregate gross unrealized depreciation is $51,160,401, resulting in net unrealized depreciation of $29,244,298.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001

Assets:
Investments in securities, at value
 (cost $564,598,015)...................  $535,353,717
Receivable for:
    Shares of beneficial interest
     sold..............................     7,439,400
    Dividends..........................       637,670
Prepaid expenses and other assets......        82,124
                                         ------------
    Total Assets.......................   543,512,911
                                         ------------
Liabilities:
Payable for:
    Investments purchased..............       851,971
    Shares of beneficial interest
     repurchased.......................     2,567,552
    Investment management fee..........       453,884
    Distribution fee...................       424,993
Accrued expenses and other payables....       164,395
                                         ------------
    Total Liabilities..................     4,462,795
                                         ------------
    Net Assets.........................  $539,050,116
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $574,094,940
Net unrealized depreciation............   (29,244,298)
Accumulated net realized loss..........    (5,800,526)
                                         ------------
    Net Assets.........................  $539,050,116
                                         ============
Class A Shares:
Net Assets.............................   $26,350,231
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     2,453,226
    Net Asset Value Per Share..........        $10.74
                                         ============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................        $11.33
                                         ============
Class B Shares:
Net Assets.............................  $470,658,693
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    44,747,018
    Net Asset Value Per Share..........        $10.52
                                         ============
Class C Shares:
Net Assets.............................   $28,096,961
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     2,670,926
    Net Asset Value Per Share..........        $10.52
                                         ============
Class D Shares:
Net Assets.............................   $13,944,231
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,287,840
    Net Asset Value Per Share..........        $10.83
                                         ============

Statement of Operations
For the year ended September 30, 2001

Net Investment Loss:

Income
Interest................................  $  1,316,844
Dividends (net of $5,331 foreign
 withholding tax).......................     5,299,364
                                          ------------
    Total Income........................     6,616,208
                                          ------------
Expenses
Investment management fee...............     3,388,680
Distribution fee (Class A shares).......        35,991
Distribution fee (Class B shares).......     2,947,481
Distribution fee (Class C shares).......       174,348
Transfer agent fees and expenses........       381,919
Registration fees.......................       160,908
Professional fees.......................        60,811
Shareholder reports and notices.........        55,579
Custodian fees..........................        39,661
Trustees' fees and expenses.............        11,931
Other...................................         7,779
                                          ------------
    Total Expenses......................     7,265,088
                                          ------------
    Net Investment Loss.................      (648,880)
                                          ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain.......................       850,298
Net change in unrealized appreciation...   (36,419,674)
                                          ------------
    Net Loss............................   (35,569,376)
                                          ------------
Net Decrease............................  $(36,218,256)
                                          ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE YEAR         FOR THE YEAR
                                                                   ENDED                ENDED
                                                              SEPTEMBER 30, 2001   SEPTEMBER 30, 2000
                                                                 ------------         ------------

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................     $   (648,880)        $   (238,862)
Net realized gain (loss)....................................          850,298           (5,190,847)
Net change in unrealized appreciation.......................      (36,419,674)          17,155,502
                                                                 ------------         ------------
    Net Increase (Decrease).................................      (36,218,256)          11,725,793
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................      441,555,349          (12,160,582)
                                                                 ------------         ------------
    Net Increase (Decrease).................................      405,337,093             (434,789)
Net Assets:
Beginning of period.........................................      133,713,023          134,147,812
                                                                 ------------         ------------
End of Period...............................................     $539,050,116         $133,713,023
                                                                 ============         ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund"), formerly Morgan Stanley Dean Witter Value Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investments, LP (the "Sub-Advisor"), formerly Miller Anderson & Sherrerd, LLP, an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued

of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,334,000 at September 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $2,000, $646,000, and $7,100, respectively and received approximately $287,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $553,359,610 and $140,558,108, respectively.

For the year ended September 30, 2001 the Fund incurred brokerage commissions of $138,009 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At September 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $3,400.

5. Federal Income Tax Status

At September 30, 2001, the Fund had a net capital loss carryover of approximately $1,995,000 of which $424,000 will be available through September 30, 2008 and $1,571,000 will be available through September 30, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,664,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book-tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $648,880.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR                  FOR THE YEAR
                                                              ENDED                        ENDED
                                                       SEPTEMBER 30, 2001            SEPTEMBER 30, 2000
                                                   ---------------------------   --------------------------
                                                     SHARES         AMOUNT         SHARES         AMOUNT
                                                   -----------   -------------   -----------   ------------
CLASS A SHARES
Sold.............................................    4,185,851   $  49,005,997       502,221   $  4,797,957
Redeemed.........................................   (2,442,523)    (28,833,199)     (413,883)    (3,901,356)
                                                   -----------   -------------   -----------   ------------
Net increase - Class A...........................    1,743,328      20,172,798        88,338        896,601
                                                   -----------   -------------   -----------   ------------
CLASS B SHARES
Sold.............................................   45,435,545     521,312,515     8,504,467     81,787,506
Redeemed.........................................  (12,053,587)   (134,456,807)  (10,339,011)   (98,190,461)
                                                   -----------   -------------   -----------   ------------
Net increase (decrease) - Class B................   33,381,958     386,855,708    (1,834,544)   (16,402,955)
                                                   -----------   -------------   -----------   ------------
CLASS C SHARES
Sold.............................................    2,606,226      29,953,089       307,144      2,861,940
Redeemed.........................................     (557,984)     (6,289,095)     (361,153)    (3,367,143)
                                                   -----------   -------------   -----------   ------------
Net increase (decrease) - Class C................    2,048,242      23,663,994       (54,009)      (505,203)
                                                   -----------   -------------   -----------   ------------
CLASS D SHARES
Sold.............................................    1,518,312      17,791,232       975,765      9,196,171
Redeemed.........................................     (630,501)     (6,928,383)     (582,799)    (5,345,196)
                                                   -----------   -------------   -----------   ------------
Net increase - Class D...........................      887,811      10,862,849       392,966      3,850,975
                                                   -----------   -------------   -----------   ------------
Net increase (decrease) in Fund..................   38,061,339   $ 441,555,349    (1,407,249)  $(12,160,582)
                                                   ===========   =============   ===========   ============

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                            ENDED                ENDED                THROUGH
                                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                      ------------------   ------------------   -------------------
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period................         $10.33               $ 9.30               $10.00
                                                             ------               ------               ------

Income (loss) from investment operations:
    Net investment income...........................           0.06                 0.05                 0.05
    Net realized and unrealized gain (loss).........           0.35                 0.98                (0.74)
                                                             ------               ------               ------

Total income (loss) from investment operations......           0.41                 1.03                (0.69)
                                                             ------               ------               ------

Less dividends in excess of net investment income...             --                   --                (0.01)
                                                             ------               ------               ------

Net asset value, end of period......................         $10.74               $10.33               $ 9.30
                                                             ======               ======               ======

Total Return+.......................................           3.97%               11.08%               (6.88)%(1)

Ratios to Average Net Assets(3):
Expenses............................................           1.45%                1.58%                1.59 %(2)

Net investment income...............................           0.50%                0.51%                0.54 %(2)

Supplemental Data:
Net assets, end of period, in thousands.............        $26,350               $7,335               $5,779

Portfolio turnover rate.............................             45%                 158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                            ENDED                ENDED                THROUGH
                                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                      ------------------   ------------------   -------------------
Class B Shares++
Selected Per Share Data:

Net asset value, beginning of period................         $10.20               $ 9.25               $10.00
                                                             ------               ------               ------

Income (loss) from investment operations:
    Net investment loss.............................          (0.03)               (0.02)               (0.02)
    Net realized and unrealized gain (loss).........           0.35                 0.97                (0.72)
                                                             ------               ------               ------

Total income (loss) from investment operations......           0.32                 0.95                (0.74)
                                                             ------               ------               ------

Less dividends in excess of net investment income...             --                   --                (0.01)
                                                             ------               ------               ------

Net asset value, end of period......................         $10.52               $10.20               $ 9.25
                                                             ======               ======               ======

Total Return+.......................................           3.14 %              10.27 %              (7.45)%(1)

Ratios to Average Net Assets(3):
Expenses............................................           2.21 %               2.34 %               2.34 %(2)

Net investment loss.................................          (0.26)%              (0.25)%              (0.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands.............       $470,659             $115,873             $122,040

Portfolio turnover rate.............................             45 %                158 %                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                            ENDED                ENDED                THROUGH
                                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                      ------------------   ------------------   -------------------
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period................         $10.20               $ 9.26               $10.00
                                                             ------               ------               ------

Income (loss) from investment operations:
    Net investment loss.............................          (0.03)               (0.02)               (0.01)
    Net realized and unrealized gain (loss).........           0.35                 0.96                (0.72)
                                                             ------               ------               ------

Total income (loss) from investment operations......           0.32                 0.94                (0.73)
                                                             ------               ------               ------

Less dividends in excess of net investment income...             --                   --                (0.01)
                                                             ------               ------               ------

Net asset value, end of period......................         $10.52               $10.20               $ 9.26
                                                             ======               ======               ======

Total Return+.......................................           3.14 %              10.15 %              (7.35)%(1)

Ratios to Average Net Assets(3):
Expenses............................................           2.21 %               2.34 %               2.21 %(2)

Net investment loss.................................          (0.26)%              (0.25)%              (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands.............        $28,097               $6,349               $6,263

Portfolio turnover rate.............................             45 %                158 %                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                  FOR THE PERIOD
                                                         FOR THE YEAR         FOR THE YEAR      NOVEMBER 25, 1998*
                                                            ENDED                ENDED                THROUGH
                                                      SEPTEMBER 30, 2001   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
                                                      ------------------   ------------------   -------------------
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period................         $10.39               $ 9.32               $10.00
                                                             ------               ------               ------

Income (loss) from investment operations:
    Net investment income...........................           0.09                 0.07                 0.06
    Net realized and unrealized gain (loss).........           0.35                 1.00                (0.72)
                                                             ------               ------               ------

Total income (loss) from investment operations......           0.44                 1.07                (0.66)
                                                             ------               ------               ------

Less dividends in excess of net investment income...             --                   --                (0.02)
                                                             ------               ------               ------

Net asset value, end of period......................         $10.83               $10.39               $ 9.32
                                                             ======               ======               ======

Total Return+.......................................           4.23%               11.48%               (6.65)%(1)

Ratios to Average Net Assets(3):
Expenses............................................           1.21%                1.34%                1.34 %(2)

Net investment income...............................           0.74%                0.75%                0.79 %(2)

Supplemental Data:
Net assets, end of period, in thousands.............        $13,944               $4,156                  $66

Portfolio turnover rate.............................             45%                 158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Value Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Value Fund (the "Fund"), formerly Morgan Stanley Dean Witter Value Fund, including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Value Fund as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 12, 2001

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

SUB-ADVISOR
----------------------------------
Morgan Stanley Investments, LP
One Tower Bridge
West Conshohocken, PA 19428

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Value Fund

Annual Report
September 30, 2001